Document and Entity Information	Sep. 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2024
Entity Registrant Name	UNIVERSAL HEALTH SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-10765
Entity Tax Identification Number	23-2077891
Entity Address Address Line 1	UNIVERSAL CORPORATE CENTER
Entity Address Address Line 2	367 SOUTH GULPH ROAD
Entity Address City Or Town	KING OF PRUSSIA
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19406
City Area Code	610
Local Phone Number	768-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class B Common Stock
Trading Symbol	UHS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000352915